  BRIGHTHOUSE LIFE INSURANCE COMPANY    BRIGHTHOUSE LIFE INSURANCE COMPANY OF
    BRIGHTHOUSE SEPARATE ACCOUNT A         NY BRIGHTHOUSE VARIABLE ANNUITY
                                                      ACCOUNT B

 Series S and Series S - L Share        Class S and Class S - L Share Option
   Option (offered between April 30,      (offered between April 30, 2007 and
   2007 and October 7, 2011)              October 7, 2011)

 Series S (offered between October 7,   Class S (offered between October 7,
 2011 and May 1, 2016)                  2011 and May 1, 2016)
 Series S - L Share Option (offered     Class S - L Share Option (offered
   between October 7, 2011 and May 1,     between October 7, 2011 and May 1,
   2016)                                  2016)

 Series S (offered on and after May 2,  Class S (offered on and after May 2,
 2016)                                  2016)
 Series S - L Share Option (offered on  Class S - L Share Option (offered on
   and after May 2, 2016)               and after May 2, 2016)
                      Supplement dated February 12, 2018
                                      to
   Prospectuses dated May 1, 2011, May 1, 2015, May 1, 2016 and May 1, 2017

    Effective February 12, 2018, this supplement revises information in the prospectus dated May 1, 2011, May 1, 2015, May 1, 2016 and May 1, 2017 for the variable annuity contracts listed above, issued by Brighthouse Life Insurance Company or Brighthouse Life Insurance Company of NY (together, "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

        1.  NEW INVESTMENT OPTIONS AVAILABLE FEBRUARY 12, 2018.

    Effective February 12, 2018, the following replaces certain information in the prospectuses about the available Investment Options on the cover page, under Fee Table and Examples, under Investment Options, and in Appendix B. IF YOU ELECTED AN OPTIONAL LIVING OR DEATH BENEFIT, ANY INVESTMENT ALLOCATION RESTRICTIONS APPLICABLE TO SUCH BENEFIT CONTINUE TO APPLY. If your contract is not subject to investment allocation restrictions imposed by an optional living or death benefit, then effective February 12, 2018, you may allocate Purchase Payments or transfer Account Value to any of the available Investment Options.

           a. Cover Page. The following updates the information about
              ----------
              Investment Options on the cover page of the prospectuses. Newly added Investment Options are highlighted in ITALICS:

    The annuity contract has 59 Investment Options. WE RESTRICT THE INVESTMENT OPTIONS AVAILABLE TO YOU IF YOU ELECT AN OPTIONAL RIDER. PLEASE SEE "PURCHASE PAYMENTS--INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.

    BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
       AB Global Dynamic Allocation Portfolio (Class B)
       Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B) American Funds(R) Balanced Allocation Portfolio (Class C)
       American Funds(R) Growth Allocation Portfolio (Class C)
       AMERICAN FUNDS(R) GROWTH PORTFOLIO (CLASS C)
       American Funds(R) Moderate Allocation Portfolio (Class C)
       AQR Global Risk Balanced Portfolio (Class B)
       BlackRock Global Tactical Strategies Portfolio (Class B)

       BLACKROCK HIGH YIELD PORTFOLIO (CLASS B)
       Brighthouse Asset Allocation 100 Portfolio (Class B)
       Brighthouse Balanced Plus Portfolio (Class B)
       BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO (CLASS B)
       BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY PORTFOLIO (CLASS B) BRIGHTHOUSE/EATON VANCE FLOATING RATE PORTFOLIO (CLASS B) BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO (CLASS B) Clarion Global Real Estate Portfolio (Class B)
       CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (CLASS B)
       HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS B)
       Invesco Balanced-Risk Allocation Portfolio (Class B)
       INVESCO COMSTOCK PORTFOLIO (CLASS B)
       INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B)
       JPMORGAN CORE BOND PORTFOLIO (CLASS B)
       JPMorgan Global Active Allocation Portfolio (Class B)
       LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO (CLASS B)
       MetLife Multi-Index Targeted Risk Portfolio (Class B)
       MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)
       PanAgora Global Diversified Risk Portfolio (Class B)
       PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)
       PIMCO TOTAL RETURN PORTFOLIO (CLASS B)
       Pyramis(R) Government Income Portfolio (Class B)
       Schroders Global Multi-Asset Portfolio (Class B)
       Schroders Global Multi-Asset Portfolio II (Class B) (formerly Pyramis(R)
         Managed Risk Portfolio)
       SSGA Growth and Income ETF Portfolio (Class B)
       SSGA Growth ETF Portfolio (Class B)
       T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS B)
       T. ROWE PRICE MID CAP GROWTH PORTFOLIO (CLASS B)
       VICTORY SYCAMORE MID CAP VALUE PORTFOLIO (CLASS B) (FORMERLY INVESCO MID
         CAP VALUE PORTFOLIO)
       WELLS CAPITAL MANAGEMENT MID CAP VALUE PORTFOLIO (CLASS B) (FORMERLY
         GOLDMAN SACHS MID CAP VALUE PORTFOLIO)

    BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
       BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)
       BlackRock Ultra-Short Term Bond Portfolio (Class B)
       Brighthouse Asset Allocation 20 Portfolio (Class B)
       Brighthouse Asset Allocation 40 Portfolio (Class B)
       Brighthouse Asset Allocation 60 Portfolio (Class B)
       Brighthouse Asset Allocation 80 Portfolio (Class B)
       BRIGHTHOUSE/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)
       BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B) BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS B) FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)
       JENNISON GROWTH PORTFOLIO (CLASS B)
       MetLife Aggregate Bond Index Portfolio (Class G)
       METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)
       METLIFE MSCI EAFE(R) INDEX PORTFOLIO (CLASS G)
       METLIFE RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

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       METLIFE STOCK INDEX PORTFOLIO (CLASS B)
       MFS(R) VALUE PORTFOLIO (CLASS B)
       NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)
       T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)
       WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B) WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

           b. Fee Tables and Examples - Minimum and Maximum Total Annual
              ----------------------------------------------------------
              Investment Portfolio Operating Expenses and - Investment
              --------------------------------------------------------
              Portfolio Fees and Expenses. The following updates the
              ---------------------------
              information about Investment Options in the Fee Tables and Examples section of the prospectuses:

    MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES


                                                                            Minimum   Maximum
                                                                            --------  -------
      Total Annual Investment Portfolio Operating Expenses                   0.52%     1.34%
      (expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

    INVESTMENT PORTFOLIO FEES AND EXPENSES
    (as a percentage of average daily net assets)

    The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                           DISTRIBUTION          ACQUIRED   TOTAL                  NET TOTAL
                                                              AND/OR               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                                MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
INVESTMENT PORTFOLIO                               FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
----------------------------------------------------------------------------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I
----------------------------------------------------------------------------------------------------------------------------
AB Global Dynamic Allocation Portfolio            0.61%       0.25%      0.03%    0.01%     0.90%       0.02%        0.88%
----------------------------------------------------------------------------------------------------------------------------
Allianz Global Investors Dynamic Multi-Asset
 Plus Portfolio                                   0.68%       0.25%      0.27%    0.03%     1.23%        --          1.23%
----------------------------------------------------------------------------------------------------------------------------
American Funds(R) Balanced Allocation
 Portfolio                                        0.06%       0.55%       --      0.42%     1.03%        --          1.03%
----------------------------------------------------------------------------------------------------------------------------
American Funds(R) Growth Allocation
 Portfolio                                        0.06%       0.55%      0.01%    0.43%     1.05%        --          1.05%
----------------------------------------------------------------------------------------------------------------------------
American Funds(R) Growth Portfolio                 --         0.55%      0.02%    0.35%     0.92%        --          0.92%
----------------------------------------------------------------------------------------------------------------------------
American Funds(R) Moderate Allocation
 Portfolio                                        0.06%       0.55%      0.01%    0.40%     1.02%        --          1.02%
----------------------------------------------------------------------------------------------------------------------------
AQR Global Risk Balanced Portfolio                0.61%       0.25%      0.03%    0.06%     0.95%       0.01%        0.94%
----------------------------------------------------------------------------------------------------------------------------
BlackRock Global Tactical Strategies
 Portfolio                                        0.66%       0.25%      0.01%    0.09%     1.01%       0.03%        0.98%
----------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield Portfolio                    0.60%       0.25%      0.07%    0.08%     1.00%        --          1.00%
----------------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 100 Portfolio        0.07%       0.25%      0.01%    0.68%     1.01%        --          1.01%
----------------------------------------------------------------------------------------------------------------------------
Brighthouse Balanced Plus Portfolio               0.24%       0.25%      0.01%    0.42%     0.92%       0.01%        0.91%
----------------------------------------------------------------------------------------------------------------------------
Brighthouse Small Cap Value Portfolio             0.75%       0.25%      0.04%    0.06%     1.10%       0.01%        1.09%
----------------------------------------------------------------------------------------------------------------------------
Brighthouse/Aberdeen Emerging Markets
 Equity Portfolio                                 0.89%       0.25%      0.11%     --       1.25%       0.06%        1.19%
----------------------------------------------------------------------------------------------------------------------------
Brighthouse/Eaton Vance Floating Rate
 Portfolio                                        0.60%       0.25%      0.07%     --       0.92%        --          0.92%
----------------------------------------------------------------------------------------------------------------------------
Brighthouse/Franklin Low Duration Total
 Return Portfolio                                 0.49%       0.25%      0.05%     --       0.79%       0.02%        0.77%
----------------------------------------------------------------------------------------------------------------------------
Clarion Global Real Estate Portfolio              0.61%       0.25%      0.04%     --       0.90%        --          0.90%
----------------------------------------------------------------------------------------------------------------------------

                                                            DISTRIBUTION          ACQUIRED   TOTAL                  NET TOTAL
                                                               AND/OR               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                                 MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
INVESTMENT PORTFOLIO                                FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth Portfolio            0.56%       0.25%      0.01%     --       0.82%       0.02%        0.80%
-----------------------------------------------------------------------------------------------------------------------------
Harris Oakmark International Portfolio             0.77%       0.25%      0.04%     --       1.06%       0.02%        1.04%
-----------------------------------------------------------------------------------------------------------------------------
Invesco Balanced-Risk Allocation Portfolio         0.64%       0.25%      0.03%    0.03%     0.95%       0.03%        0.92%
-----------------------------------------------------------------------------------------------------------------------------
Invesco Comstock Portfolio                         0.57%       0.25%      0.02%     --       0.84%       0.02%        0.82%
-----------------------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth Portfolio                 0.85%       0.25%      0.03%     --       1.13%       0.02%        1.11%
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Core Bond Portfolio                       0.55%       0.25%      0.02%     --       0.82%       0.13%        0.69%
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Global Active Allocation Portfolio        0.72%       0.25%      0.05%     --       1.02%       0.04%        0.98%
-----------------------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Markets Portfolio             0.70%       0.25%      0.08%     --       1.03%        --          1.03%
-----------------------------------------------------------------------------------------------------------------------------
MetLife Multi-Index Targeted Risk Portfolio        0.17%       0.25%      0.01%    0.22%     0.65%        --          0.65%
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio            0.70%       0.25%      0.04%     --       0.99%       0.06%        0.93%
-----------------------------------------------------------------------------------------------------------------------------
PanAgora Global Diversified Risk Portfolio         0.65%       0.25%      0.40%    0.04%     1.34%        --          1.34%
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio           0.47%       0.25%      0.28%     --       1.00%       0.01%        0.99%
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                       0.48%       0.25%      0.05%     --       0.78%       0.03%        0.75%
-----------------------------------------------------------------------------------------------------------------------------
Pyramis(R) Government Income Portfolio             0.42%       0.25%      0.03%     --       0.70%        --          0.70%
-----------------------------------------------------------------------------------------------------------------------------
Schroders Global Multi-Asset Portfolio             0.64%       0.25%      0.07%    0.01%     0.97%        --          0.97%
-----------------------------------------------------------------------------------------------------------------------------
Schroders Global Multi-Asset Portfolio II          0.45%       0.25%      0.03%    0.47%     1.20%       0.10%        1.10%
-----------------------------------------------------------------------------------------------------------------------------
SSGA Growth and Income ETF Portfolio               0.31%       0.25%      0.01%    0.22%     0.79%        --          0.79%
-----------------------------------------------------------------------------------------------------------------------------
SSGA Growth ETF Portfolio                          0.32%       0.25%      0.02%    0.24%     0.83%        --          0.83%
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value Portfolio            0.57%       0.25%      0.02%     --       0.84%       0.03%        0.81%
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap Growth Portfolio             0.75%       0.25%      0.03%     --       1.03%        --          1.03%
-----------------------------------------------------------------------------------------------------------------------------
Victory Sycamore Mid Cap Value Portfolio           0.65%       0.25%      0.03%    0.05%     0.98%       0.02%        0.96%
-----------------------------------------------------------------------------------------------------------------------------
Wells Capital Management Mid Cap Value
 Portfolio                                         0.72%       0.25%      0.04%     --       1.01%       0.06%        0.95%
-----------------------------------------------------------------------------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST II
-----------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock Portfolio      0.80%       0.25%      0.05%     --       1.10%       0.12%        0.98%
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Ultra-Short Term Bond Portfolio          0.35%       0.25%      0.03%     --       0.63%       0.02%        0.61%
-----------------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 20 Portfolio          0.09%       0.25%      0.03%    0.53%     0.90%       0.02%        0.88%
-----------------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 40 Portfolio          0.06%       0.25%       --      0.57%     0.88%        --          0.88%
-----------------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 60 Portfolio          0.05%       0.25%       --      0.60%     0.90%        --          0.90%
-----------------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 80 Portfolio          0.05%       0.25%      0.01%    0.64%     0.95%        --          0.95%
-----------------------------------------------------------------------------------------------------------------------------
Brighthouse/Artisan Mid Cap Value Portfolio        0.82%       0.25%      0.03%     --       1.10%        --          1.10%
-----------------------------------------------------------------------------------------------------------------------------
Brighthouse/Dimensional International Small
 Company Portfolio                                 0.81%       0.25%      0.12%     --       1.18%       0.01%        1.17%
-----------------------------------------------------------------------------------------------------------------------------
Brighthouse/Wellington Core Equity
 Opportunities Portfolio                           0.70%       0.25%      0.02%     --       0.97%       0.11%        0.86%
-----------------------------------------------------------------------------------------------------------------------------
Frontier Mid Cap Growth Portfolio                  0.72%       0.25%      0.03%     --       1.00%       0.02%        0.98%
-----------------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio                          0.60%       0.25%      0.02%     --       0.87%       0.08%        0.79%
-----------------------------------------------------------------------------------------------------------------------------
MetLife Aggregate Bond Index Portfolio             0.25%       0.30%      0.03%     --       0.58%       0.01%        0.57%
-----------------------------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index Portfolio              0.25%       0.30%      0.05%    0.01%     0.61%        --          0.61%
-----------------------------------------------------------------------------------------------------------------------------
MetLife MSCI EAFE(R) Index Portfolio               0.30%       0.30%      0.08%    0.01%     0.69%        --          0.69%
-----------------------------------------------------------------------------------------------------------------------------
MetLife Russell 2000(R) Index Portfolio            0.25%       0.30%      0.06%    0.01%     0.62%        --          0.62%
-----------------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio                      0.25%       0.25%      0.02%     --       0.52%       0.01%        0.51%
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Value Portfolio                             0.70%       0.25%      0.02%     --       0.97%       0.14%        0.83%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio                 0.81%       0.25%      0.04%     --       1.10%       0.01%        1.09%
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Portfolio           0.60%       0.25%      0.02%     --       0.87%       0.02%        0.85%
-----------------------------------------------------------------------------------------------------------------------------

                                                       DISTRIBUTION          ACQUIRED   TOTAL                  NET TOTAL
                                                          AND/OR               FUND    ANNUAL     FEE WAIVER    ANNUAL
                                            MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
INVESTMENT PORTFOLIO                           FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
------------------------------------------------------------------------------------------------------------------------
Western Asset Management Strategic Bond       0.57%       0.25%      0.03%    0.01%     0.86%       0.05%        0.81%
 Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government      0.47%       0.25%      0.03%     --       0.75%       0.01%        0.74%
 Portfolio
------------------------------------------------------------------------------------------------------------------------

    The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

    Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

           c. Investment Options. The following updates the information about ------------------ Investment Options and restrictions on frequent transfers and large trades in the Investment Options section of the prospectuses.

                1. List of Investment Options and their investment manager:

    The contract offers 59 Investment Portfolios which are listed below. Additional Investment Portfolios may be available in the future.

    WE RESTRICT THE INVESTMENT OPTIONS AVAILABLE TO YOU IF YOU ELECT AN OPTIONAL RIDER. PLEASE SEE "PURCHASE PAYMENTS--INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.

    BRIGHTHOUSE FUNDS TRUST I

    Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

    AB Global Dynamic Allocation Portfolio (Class B)
    Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B) American Funds(R) Balanced Allocation Portfolio (Class C)
    American Funds(R) Growth Allocation Portfolio (Class C)
    American Funds(R) Growth Portfolio (Class C)
    American Funds(R) Moderate Allocation Portfolio (Class C)
    AQR Global Risk Balanced Portfolio (Class B)
    BlackRock Global Tactical Strategies Portfolio (Class B)
    BlackRock High Yield Portfolio (Class B)
    Brighthouse Asset Allocation 100 Portfolio (Class B)

    Brighthouse Balanced Plus Portfolio (Class B)
    Brighthouse Small Cap Value Portfolio (Class B)
    Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) Brighthouse/Franklin Low Duration Total Return Portfolio (Class B) Clarion Global Real Estate Portfolio (Class B)
    ClearBridge Aggressive Growth Portfolio (Class B)
    Harris Oakmark International Portfolio (Class B)
    Invesco Balanced-Risk Allocation Portfolio (Class B)
    Invesco Comstock Portfolio (Class B)
    Invesco Small Cap Growth Portfolio (Class B)
    JPMorgan Core Bond Portfolio (Class B)
    JPMorgan Global Active Allocation Portfolio (Class B)
    Loomis Sayles Global Markets Portfolio (Class B)
    MetLife Multi-Index Targeted Risk Portfolio (Class B)
    MFS(R) Research International Portfolio (Class B)
    PanAgora Global Diversified Risk Portfolio (Class B)
    PIMCO Inflation Protected Bond Portfolio (Class B)
    PIMCO Total Return Portfolio (Class B)
    Pyramis(R) Government Income Portfolio (Class B)
    Schroders Global Multi-Asset Portfolio (Class B)
    Schroders Global Multi-Asset Portfolio II (Class B) (formerly Pyramis(R)
      Managed Risk Portfolio)
    SSGA Growth and Income ETF Portfolio (Class B)
    SSGA Growth ETF Portfolio (Class B)
    T. Rowe Price Large Cap Value Portfolio (Class B)
    T. Rowe Price Mid Cap Growth Portfolio (Class B)
    Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
      Cap Value Portfolio)
    Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
      Goldman Sachs Mid Cap Value Portfolio)

    BRIGHTHOUSE FUNDS TRUST II

    Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

    Baillie Gifford International Stock Portfolio (Class B)
    BlackRock Ultra-Short Term Bond Portfolio (Class B)
    Brighthouse Asset Allocation 20 Portfolio (Class B)
    Brighthouse Asset Allocation 40 Portfolio (Class B)
    Brighthouse Asset Allocation 60 Portfolio (Class B)
    Brighthouse Asset Allocation 80 Portfolio (Class B)
    Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
    Brighthouse/Dimensional International Small Company Portfolio (Class B) Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B) Frontier Mid Cap Growth Portfolio (Class B)
    Jennison Growth Portfolio (Class B)
    MetLife Aggregate Bond Index Portfolio (Class G)
    MetLife Mid Cap Stock Index Portfolio (Class G)

    MetLife MSCI EAFE(R) Index Portfolio (Class G)
    MetLife Russell 2000(R) Index Portfolio (Class G)
    MetLife Stock Index Portfolio (Class B)
    MFS(R) Value Portfolio (Class B)
    Neuberger Berman Genesis Portfolio (Class B)
    T. Rowe Price Large Cap Growth Portfolio (Class B)
    Western Asset Management Strategic Bond Opportunities Portfolio (Class B) Western Asset Management U.S. Government Portfolio (Class B)

                2. Transfers--Restrictions on frequent transfers and large trades:

    RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).

    We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

    Baillie Gifford International Stock Portfolio
    BlackRock High Yield Portfolio
    Brighthouse Small Cap Value Portfolio
    Brighthouse/Aberdeen Emerging Markets Equity Portfolio
    Brighthouse/Dimensional International Small Company Portfolio
    Brighthouse/Eaton Vance Floating Rate Portfolio
    Clarion Global Real Estate Portfolio
    Harris Oakmark International Portfolio
    Invesco Small Cap Growth Portfolio
    Loomis Sayles Global Markets Portfolio
    MetLife MSCI EAFE(R) Index Portfolio
    MetLife Russell 2000(R) Index Portfolio
    MFS(R) Research International Portfolio
    Neuberger Berman Genesis Portfolio
    Western Asset Management Strategic Bond Opportunities Portfolio

    We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and
    (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

    Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

    The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

    The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.

    In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.

    In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.

    RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

          d. Appendix B. The following updates the information about the
             ----------
             Investment Options, their investment adviser and subadvisers, and their investment objectives in Appendix B to the prospectuses:

    WE RESTRICT THE INVESTMENT OPTIONS AVAILABLE TO YOU IF YOU ELECT AN OPTIONAL RIDER. PLEASE SEE "PURCHASE PAYMENTS--INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.

INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
--------------------------------------------------------------------------------------------------------------------
AB Global Dynamic Allocation           Seeks capital appreciation and         Brighthouse Investment Advisers,
Portfolio -- Class B                   current income.                        LLC Subadviser: AllianceBernstein L.P.
--------------------------------------------------------------------------------------------------------------------
Allianz Global Investors Dynamic       Seeks total return.                    Brighthouse Investment Advisers,
Multi-Asset Plus Portfolio -- Class B                                         LLC Subadviser: Allianz Global
                                                                              Investors U.S. LLC
--------------------------------------------------------------------------------------------------------------------
American Funds(R) Balanced Allocation  Seeks a balance between a high level   Brighthouse Investment Advisers, LLC
Portfolio -- Class C                   of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
--------------------------------------------------------------------------------------------------------------------
American Funds(R) Growth Allocation    Seeks growth of capital.               Brighthouse Investment Advisers, LLC
Portfolio -- Class C
--------------------------------------------------------------------------------------------------------------------
American Funds(R) Growth Portfolio --  Seeks to achieve growth of capital.    Brighthouse Investment Advisers, LLC;
Class C                                                                       Capital Research and Management
                                                                              Company
--------------------------------------------------------------------------------------------------------------------
American Funds(R) Moderate Allocation  Seeks a high total return in the form  Brighthouse Investment Advisers, LLC
Portfolio -- Class C                   of income and growth of capital, with
                                       a greater emphasis on income.
--------------------------------------------------------------------------------------------------------------------
AQR Global Risk Balanced Portfolio --  Seeks total return.                    Brighthouse Investment Advisers,
Class B                                                                       LLC Subadviser: AQR Capital
                                                                              Management, LLC
--------------------------------------------------------------------------------------------------------------------
BlackRock Global Tactical Strategies   Seeks capital appreciation and         Brighthouse Investment Advisers,
Portfolio -- Class B                   current income.                        LLC Subadviser: BlackRock Financial
                                                                              Management, Inc.
--------------------------------------------------------------------------------------------------------------------
BlackRock High Yield Portfolio --      Seeks to maximize total return,        Brighthouse Investment Advisers,
Class B                                consistent with income generation and  LLC Subadviser: BlackRock Financial
                                       prudent investment management.         Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 100       Seeks growth of capital.               Brighthouse Investment Advisers, LLC
Portfolio -- Class B
--------------------------------------------------------------------------------------------------------------------

INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
Brighthouse Balanced Plus Portfolio    Seeks a balance between a high level   Brighthouse Investment Advisers,
-- Class B                             of current income and growth of        LLC Subadviser: Overlay Portion:
                                       capital, with a greater emphasis on    Pacific Investment Management Company
                                       growth of capital.                     LLC
--------------------------------------------------------------------------------------------------------------------
Brighthouse Small Cap Value Portfolio  Seeks long-term capital appreciation.  Brighthouse Investment Advisers,
-- Class B                                                                    LLC Subadvisers: Delaware Investments
                                                                              Fund Advisers; Wells Capital
                                                                              Management Incorporated
--------------------------------------------------------------------------------------------------------------------
Brighthouse/Aberdeen Emerging Markets  Seeks capital appreciation.            Brighthouse Investment Advisers,
Equity Portfolio -- Class B                                                   LLC Subadviser: Aberdeen Asset
                                                                              Managers Limited
--------------------------------------------------------------------------------------------------------------------
Brighthouse/Eaton Vance Floating Rate  Seeks a high level of current income.  Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: Eaton Vance Management
--------------------------------------------------------------------------------------------------------------------
Brighthouse/Franklin Low Duration      Seeks a high level of current income,  Brighthouse Investment Advisers,
Total Return Portfolio -- Class B      while seeking preservation of          LLC Subadviser: Franklin Advisers,
                                       shareholders' capital.                 Inc.
--------------------------------------------------------------------------------------------------------------------
Clarion Global Real Estate Portfolio   Seeks total return through investment  Brighthouse Investment Advisers,
-- Class B                             in real estate securities,             LLC Subadviser: CBRE Clarion
                                       emphasizing both capital appreciation  Securities LLC
                                       and current income.
--------------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth          Seeks capital appreciation.            Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: ClearBridge
                                                                              Investments, LLC
--------------------------------------------------------------------------------------------------------------------
Harris Oakmark International           Seeks long-term capital appreciation.  Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: Harris Associates L.P.
--------------------------------------------------------------------------------------------------------------------
Invesco Balanced-Risk Allocation       Seeks total return.                    Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: Invesco Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
Invesco Comstock Portfolio -- Class B  Seeks capital growth and income.       Brighthouse Investment Advisers,
                                                                              LLC Subadviser: Invesco Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth Portfolio --  Seeks long-term growth of capital.     Brighthouse Investment Advisers,
Class B                                                                       LLC Subadviser: Invesco Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
JPMorgan Core Bond Portfolio --        Seeks to maximize total return.        Brighthouse Investment Advisers,
Class B                                                                       LLC Subadviser: J.P. Morgan
                                                                              Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------
JPMorgan Global Active Allocation      Seeks capital appreciation and         Brighthouse Investment Advisers,
Portfolio -- Class B                   current income.                        LLC Subadviser: J.P. Morgan
                                                                              Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Markets           Seeks high total investment return     Brighthouse Investment Advisers,
Portfolio -- Class B                   through a combination of capital       LLC Subadviser: Loomis, Sayles &
                                       appreciation and income.               Company, L.P.
--------------------------------------------------------------------------------------------------------------------
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of      Brighthouse Investment Advisers,
Portfolio -- Class B                   capital and current income, with a     LLC Subadviser: Overlay Portion:
                                       greater emphasis on growth of capital. MetLife Investment Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research International          Seeks capital appreciation.            Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: Massachusetts
                                                                              Financial Services Company
--------------------------------------------------------------------------------------------------------------------
PanAgora Global Diversified Risk       Seeks total return.                    Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: PanAgora Asset
                                                                              Management, Inc.
--------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  Brighthouse Investment Advisers,
Portfolio -- Class B                   with preservation of capital and       LLC Subadviser: Pacific Investment
                                       prudent investment management.         Management Company LLC
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio --        Seeks maximum total return,            Brighthouse Investment Advisers,
Class B                                consistent with the preservation of    LLC Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.
--------------------------------------------------------------------------------------------------------------------
Pyramis(R) Government Income           Seeks a high level of current income,  Brighthouse Investment Advisers,
Portfolio -- Class B                   consistent with preservation of        LLC Subadviser: FIAM LLC
                                       principal.
--------------------------------------------------------------------------------------------------------------------

INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
Schroders Global Multi-Asset           Seeks capital appreciation and         Brighthouse Investment Advisers,
Portfolio -- Class B                   current income.                        LLC Subadvisers: Schroder Investment
                                                                              Management North America Inc.;
                                                                              Schroder Investment Management North
                                                                              America Limited
--------------------------------------------------------------------------------------------------------------------
Schroders Global Multi-Asset           Seeks total return.                    Brighthouse Investment Advisers,
Portfolio II -- Class B (formerly                                             LLC Subadviser: Schroder Investment
Pyramis(R) Managed Risk Portfolio)                                            Management North America Inc.;
                                                                              Schroder Investment Management North
                                                                              America Limited
--------------------------------------------------------------------------------------------------------------------
SSGA Growth and Income ETF Portfolio   Seeks growth of capital and income.    Brighthouse Investment Advisers,
-- Class B                                                                    LLC Subadviser: SSGA Funds
                                                                              Management, Inc.
--------------------------------------------------------------------------------------------------------------------
SSGA Growth ETF Portfolio -- Class B   Seeks growth of capital.               Brighthouse Investment Advisers,
                                                                              LLC Subadviser: SSGA Funds
                                                                              Management, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   Brighthouse Investment Advisers,
Portfolio -- Class B                   by investing in common stocks          LLC Subadviser: T. Rowe Price
                                       believed to be undervalued. Income is  Associates, Inc.
                                       a secondary objective.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.     Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: T. Rowe Price
                                                                              Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
Victory Sycamore Mid Cap Value         Seeks high total return by investing   Brighthouse Investment Advisers,
Portfolio -- Class B (formerly         in equity securities of mid-sized      LLC Subadviser: Victory Capital
Invesco Mid Cap Value Portfolio)       companies.                             Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Wells Capital Management Mid Cap       Seeks long-term capital appreciation.  Brighthouse Investment Advisers,
Value Portfolio -- Class B (formerly                                          LLC Subadviser: Wells Capital
Goldman Sachs Mid Cap Value Portfolio)                                        Management Inc.
--------------------------------------------------------------------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
--------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock    Seeks long-term growth of capital.     Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: Baillie Gifford
                                                                              Overseas Limited
--------------------------------------------------------------------------------------------------------------------
BlackRock Ultra-Short Term Bond        Seeks a high level of current income   Brighthouse Investment Advisers,
Portfolio -- Class B                   consistent with preservation of        LLC Subadviser: BlackRock Advisors,
                                       capital.                               LLC
--------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 20        Seeks a high level of current income,  Brighthouse Investment Advisers, LLC
Portfolio -- Class B                   with growth of capital as a secondary
                                       objective.
--------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 40        Seeks high total return in the form    Brighthouse Investment Advisers, LLC
Portfolio -- Class B                   of income and growth of capital, with
                                       a greater emphasis on income.
--------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 60        Seeks a balance between a high level   Brighthouse Investment Advisers, LLC
Portfolio -- Class B                   of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
--------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 80        Seeks growth of capital.               Brighthouse Investment Advisers, LLC
Portfolio -- Class B
--------------------------------------------------------------------------------------------------------------------
Brighthouse/Artisan Mid Cap Value      Seeks long-term capital growth.        Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: Artisan Partners
                                                                              Limited Partnership
--------------------------------------------------------------------------------------------------------------------
Brighthouse/Dimensional International  Seeks long-term capital appreciation.  Brighthouse Investment Advisers,
Small Company Portfolio -- Class B                                            LLC Subadviser: Dimensional Fund
                                                                              Advisors LP
--------------------------------------------------------------------------------------------------------------------
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of   Brighthouse Investment Advisers,
Opportunities Portfolio -- Class B     income over time and, secondarily,     LLC Subadviser: Wellington Management
                                       long-term capital appreciation and     Company LLP
                                       current income.
--------------------------------------------------------------------------------------------------------------------

INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.    Brighthouse Investment Advisers,
Class B                                                                       LLC Subadviser: Frontier Capital
                                                                              Management Company, LLC
--------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.     Brighthouse Investment Advisers,
                                                                              LLC Subadviser: Jennison Associates
                                                                              LLC
--------------------------------------------------------------------------------------------------------------------
MetLife Aggregate Bond Index           Seeks to track the performance of the  Brighthouse Investment Advisers,
Portfolio -- Class G                   Bloomberg Barclays U.S. Aggregate      LLC Subadviser: MetLife Investment
                                       Bond Index.                            Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index Portfolio  Seeks to track the performance of the  Brighthouse Investment Advisers,
-- Class G                             Standard & Poor's MidCap 400(R)        LLC Subadviser: MetLife Investment
                                       Composite Stock Price Index.           Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
MetLife MSCI EAFE(R) Index Portfolio   Seeks to track the performance of the  Brighthouse Investment Advisers,
-- Class G                             MSCI EAFE(R) Index.                    LLC Subadviser: MetLife Investment
                                                                              Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
MetLife Russell 2000(R) Index          Seeks to track the performance of the  Brighthouse Investment Advisers,
Portfolio -- Class G                   Russell 2000(R) Index.                 LLC Subadviser: MetLife Investment
                                                                              Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio --       Seeks to track the performance of the  Brighthouse Investment Advisers,
Class B                                Standard & Poor's 500(R) Composite     LLC Subadviser: MetLife Investment
                                       Stock Price Index.                     Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.            Brighthouse Investment Advisers,
                                                                              LLC Subadviser: Massachusetts
                                                                              Financial Services Company
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio --  Seeks high total return, consisting    Brighthouse Investment Advisers,
Class B                                principally of capital appreciation.   LLC Subadviser: Neuberger Berman
                                                                              Investment Advisers LLC
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.     Brighthouse Investment Advisers,
Portfolio -- Class B                                                          LLC Subadviser: T. Rowe Price
                                                                              Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
Western Asset Management Strategic     Seeks to maximize total return         Brighthouse Investment Advisers,
Bond Opportunities Portfolio --        consistent with preservation of        LLC Subadviser: Western Asset
Class B                                capital.                               Management Company
--------------------------------------------------------------------------------------------------------------------
Western Asset Management U.S.          Seeks to maximize total return         Brighthouse Investment Advisers,
Government Portfolio -- Class B        consistent with preservation of        LLC Subadviser: Western Asset
                                       capital and maintenance of liquidity.  Management Company
--------------------------------------------------------------------------------------------------------------------

          2. ONLY FOR SERIES S (OFFERED ON AND AFTER MAY 2, 2016), SERIES S - L
             ------------------------------------------------------------------
             SHARE OPTION (OFFERED ON AND AFTER MAY 2, 2016), CLASS S (OFFERED
             -----------------------------------------------------------------
             ON AND AFTER MAY 2, 2016), AND CLASS S - L SHARE OPTION (OFFERED
             ----------------------------------------------------------------
             ON AND AFTER MAY 2, 2016): THE PORTIONS OF THE EXPENSE EXAMPLE
             --------------------------
             SHOWING EXPENSES ASSUMING THE MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT) ARE REPLACED.

    Under "Fee Table and Expenses--Examples" in the prospectuses, the rows in each chart displaying the expenses assuming investment in the Investment Portfolio with the minimum expenses are replaced with the following:

          A. BRIGHTHOUSE LIFE INSURANCE COMPANY

             1) Series S - L Share Option (offered on and after May 2, 2016)
                ------------------------------------------------------------

                Chart 1.

                (1) If you surrender your contract at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum     $1,217 $2,031  $2,826   $4,916

                (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $517  $1,491  $2,466   $4,916

                Chart 2.

                (1) If you surrender your contract at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $897  $1,087  $1,281   $1,969

                (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $197   $547    $921    $1,969

             2) Series S (offered on and after May 2, 2016)
                -------------------------------------------

                Chart 1.

                (1) If you surrender your contract at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum     $1,287 $2,236  $2,798   $5,528

                (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $587  $1,696  $2,798   $5,528

                Chart 2.

                (1) If you surrender your contract at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $967  $1,299  $1,276   $2,694

         (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $267   $759   $1,276   $2,694

          B. BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

             1) Class S - L Share Option (offered on and after May 2, 2016)
                -----------------------------------------------------------

                Chart 1.

                (1) If you surrender your contract at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum     $1,167 $1,887  $2,238   $4,514

                (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $467  $1,347  $2,238   $4,514

                Chart 2.

                (1) If you surrender your contract at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $967  $1,299  $1,276   $2,694

                (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $267   $759   $1,276   $2,694

             2) Class S (offered on and after May 2, 2016)
                ------------------------------------------

                Chart 1.

                (1) If you surrender your contract at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum     $1,097 $1,684  $2,270   $3,917

                (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $397  $1,144  $1,910   $3,917

                Chart 2.

                (1) If you surrender your contract at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $897  $1,087  $1,281   $1,969

                (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                 Time Periods

                               1 year 3 years 5 years 10 years
                   minimum      $197   $547    $921    $1,969

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                    SUPP-S-0218